SEGMENT INFORMATION (Schedule of Operating Income by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	$ 46,235	$ 40,459	$ 131,481	$ 111,072
Revenues internal	0	0	0	0
Cost of revenues	34,634	31,978	99,101	87,541
Gross profit	11,601	8,481	32,380	23,531
Research and development	323	326	887	946
Selling and marketing	1,993	1,994	6,106	5,647
General and administrative	4,025	2,715	11,522	8,940
Other segment income	0	0	0	(390)
Operating income	5,260	3,446	13,865	8,388
Financial expense, net	30	735	1,128	1,491
Income before taxes	5,290	2,711	12,737	6,897
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	0	0	0	0
Revenues internal	(768)	(485)	(2,003)	(2,491)
Cost of revenues	(798)	(473)	(2,116)	(2,606)
Gross profit	30	(12)	113	115
Research and development	0	0	0	0
Selling and marketing	0	0	0	0
General and administrative	0	0	0	0
Other segment income				0
Operating income	30	(12)	113	115
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	10,397	9,138	30,091	27,519
Revenues internal	160	275	497	782
Cost of revenues	7,382	6,125	21,269	18,400
Gross profit	3,175	3,288	9,319	9,901
Research and development	73	82	391	288
Selling and marketing	345	561	1,249	1,685
General and administrative	1,626	633	4,106	2,638
Other segment income				0
Operating income	1,131	2,012	3,573	5,290
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	10,550	10,779	33,371	30,239
Revenues internal	608	210	1,506	1,709
Cost of revenues	8,504	9,252	25,466	26,884
Gross profit	2,654	1,737	9,411	5,064
Research and development	180	83	494	239
Selling and marketing	580	525	1,716	1,489
General and administrative	856	633	2,594	2,306
Other segment income				(2)
Operating income	1,038	496	4,607	1,032
MRO services for Aviation Components and Lease [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	22,980	18,645	61,274	47,808
Revenues internal	0	0	0	0
Cost of revenues	18,146	16,341	50,891	41,736
Gross profit	4,834	2,304	10,383	6,072
Research and development	0	156	0	383
Selling and marketing	925	793	2,722	2,170
General and administrative	1,378	1,359	4,337	3,647
Other segment income				(388)
Operating income	2,531	(4)	3,324	260
Overhaul and coating of jet engine components [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	2,308	1,897	6,745	5,506
Revenues internal	0	0	0	0
Cost of revenues	1,400	733	3,591	3,127
Gross profit	908	1,164	3,154	2,379
Research and development	70	5	2	36
Selling and marketing	143	115	419	303
General and administrative	165	90	485	349
Other segment income				0
Operating income	$ 530	$ 954	$ 2,248	$ 1,691